Note 7 (Tables)	12 Months Ended
Dec. 31, 2024
Risk Management [Abstract]
Positive scenario of GDP, unemployment rate and HPI for the main geographies [Table Text Block]
BBVA Research forecasts a maximum of five years for the macroeconomic variables. The following forecasts (positive base and negative scenarios) of the GDP growth, unemployment rate and House Price Index (HPI), for the most relevant countries where they represent a significant factor, provided by BBVA Research, were used for the calculation of the ECL as of December 31, 2024:

Positive scenario of GDP, unemployment rate and HPI for the main geographical areas
	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2024	3.13%	10.97%	3.01%	1.25%	2.75%	4.57%	3.25%	8.79%
2025	3.48%	8.78%	5.55%	2.48%	3.04%	4.85%	5.97%	9.89%
2026	5.02%	8.17%	6.98%	3.87%	3.03%	4.38%	8.35%	9.27%
2027	6.65%	7.64%	7.96%	3.54%	2.89%	4.82%	6.76%	8.80%
2028	7.05%	7.21%	7.69%	3.58%	2.77%	5.12%	5.88%	8.81%
2029	6.70%	6.96%	6.81%	3.52%	2.73%	5.46%	5.51%	8.96%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2024	3.12%	6.59%	(3.66) %	10.37%	2.16%	10.20%
2025	3.45%	6.55%	7.37%	8.67%	4.09%	10.07%
2026	4.15%	6.44%	8.83%	7.13%	4.68%	9.72%
2027	4.12%	6.31%	8.54%	5.92%	4.23%	9.11%
2028	3.70%	6.20%	8.60%	5.05%	4.21%	8.55%
2029	3.57%	6.12%	8.44%	4.50%	4.22%	7.95%
The estimate for the next five years of the following rates, used in the measurement of the expected loss as of December 31, 2023, consistent with the latest estimates made public at that date, was:

Positive scenario of GDP, unemployment rate and HPI for the main geographical areas
	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2023	2.52%	11.84%	(1.61) %	3.62%	2.80%	5.44%	5.54%	9.31%
2024	2.12%	10.32%	0.89%	3.79%	3.11%	4.98%	7.11%	8.82%
2025	2.70%	9.58%	2.96%	2.68%	3.07%	4.41%	4.33%	9.86%
2026	2.55%	8.81%	2.11%	2.67%	3.04%	4.14%	3.92%	10.68%
2027	2.34%	8.22%	2.14%	2.76%	2.99%	4.20%	3.58%	10.95%
2028	2.13%	7.67%	1.88%	2.85%	2.87%	5.09%	3.58%	11.01%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2023	0.33%	6.85%	(1.82) %	8.05%	1.59%	10.06%
2024	4.57%	6.63%	0.42%	9.46%	2.80%	10.99%
2025	4.22%	6.54%	6.93%	9.23%	2.59%	11.27%
2026	2.88%	6.35%	3.13%	8.34%	3.03%	11.03%
2027	2.72%	6.32%	2.11%	7.23%	3.24%	10.35%
2028	2.51%	6.28%	2.13%	6.11%	3.42%	9.90%

Base scenario of GDP, unemployment rate and HPI for the main geographies [Table Text Block]

Base scenario of GDP, unemployment rate and HPI for the main geographical areas
	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2024	3.09%	11.43%	2.99%	1.24%	2.75%	4.57%	3.18%	8.80%
2025	2.29%	10.75%	4.32%	0.99%	3.13%	4.85%	2.48%	10.46%
2026	1.69%	10.35%	2.99%	1.64%	3.25%	4.21%	4.52%	10.73%
2027	1.86%	9.95%	2.24%	1.70%	3.17%	4.23%	4.18%	10.58%
2028	1.80%	9.55%	1.61%	1.87%	3.08%	4.36%	4.11%	10.52%
2029	1.80%	9.25%	1.41%	1.87%	3.04%	4.55%	4.01%	10.51%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2024	3.10%	6.59%	(3.76) %	10.38%	1.96%	10.20%
2025	2.67%	6.59%	5.48%	8.80%	2.49%	10.34%
2026	2.70%	6.57%	4.47%	7.55%	3.19%	10.26%
2027	2.75%	6.52%	3.48%	6.58%	2.92%	9.81%
2028	2.45%	6.47%	3.54%	5.85%	2.96%	9.36%
2029	2.41%	6.42%	3.48%	5.35%	2.99%	8.86%

Base scenario of GDP, unemployment rate and HPI for the main geographical areas
	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2023	2.36%	12.13%	(1.93) %	3.40%	2.82%	5.47%	4.46%	9.63%
2024	1.48%	11.80%	(0.92) %	2.91%	3.27%	4.90%	3.50%	10.28%
2025	2.47%	11.20%	1.94%	2.41%	3.25%	4.24%	3.54%	10.85%
2026	2.53%	10.40%	1.74%	2.60%	3.18%	4.14%	3.79%	11.05%
2027	2.34%	9.63%	1.69%	2.74%	3.11%	4.18%	3.46%	11.15%
2028	2.13%	8.98%	1.43%	2.83%	2.99%	5.07%	3.46%	11.20%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2023	(0.36) %	6.88%	(3.01) %	8.28%	1.24%	10.11%
2024	1.99%	6.82%	(4.04) %	10.48%	1.47%	11.25%
2025	3.48%	6.77%	5.95%	10.15%	2.33%	11.56%
2026	2.88%	6.55%	3.03%	8.95%	3.03%	11.32%
2027	2.72%	6.50%	1.98%	7.70%	3.24%	10.60%
2028	2.51%	6.46%	2.00%	6.60%	3.42%	10.09%

Negative scenario of GDP, unemployment rate and HPI for the main geographies [Table Text Block]

Negative scenario of GDP, unemployment rate and HPI for the main geographical areas

	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2024	3.05%	11.88%	2.97%	1.20%	2.75%	4.56%	3.13%	8.80%
2025	1.18%	12.71%	3.15%	(0.16) %	3.20%	4.86%	0.41%	10.79%
2026	(1.30) %	12.50%	(0.53) %	(0.20) %	3.43%	4.07%	1.59%	11.71%
2027	(2.50) %	12.24%	(2.81) %	0.14%	3.41%	3.76%	2.37%	11.83%
2028	(3.11) %	11.88%	(3.87) %	0.40%	3.34%	3.72%	3.21%	11.67%
2029	(2.86) %	11.53%	(3.55) %	0.42%	3.32%	3.79%	3.18%	11.47%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2024	2.92%	6.60%	(3.93) %	10.38%	1.77%	10.21%
2025	0.56%	6.73%	2.46%	9.02%	0.30%	10.68%
2026	0.43%	6.85%	(0.60) %	8.10%	0.93%	11.04%
2027	0.63%	6.90%	(1.79) %	7.35%	1.16%	10.81%
2028	0.46%	6.93%	(1.53) %	6.73%	1.36%	10.49%
2029	0.51%	6.95%	(1.41) %	6.25%	1.44%	10.09%

Negative scenario of GDP, unemployment rate and HPI for the main geographical areas
	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2023	2.21%	12.40%	(2.28) %	3.20%	2.85%	5.49%	3.37%	9.94%
2024	0.86%	13.23%	(2.54) %	2.04%	3.45%	4.73%	(0.33) %	11.73%
2025	2.25%	12.77%	1.00%	2.13%	3.43%	4.03%	2.58%	11.92%
2026	2.48%	11.98%	1.22%	2.53%	3.33%	4.00%	3.71%	11.43%
2027	2.30%	11.34%	0.93%	2.70%	3.25%	4.18%	3.39%	11.32%
2028	2.09%	10.57%	0.67%	2.79%	3.13%	5.07%	3.39%	11.36%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2023	(1.04) %	6.91%	(4.16) %	8.49%	0.87%	10.15%
2024	(0.60) %	7.03%	(8.75) %	11.46%	0.15%	11.51%
2025	2.73%	7.02%	4.77%	11.04%	2.03%	11.84%
2026	2.88%	6.77%	2.92%	9.54%	3.03%	11.59%
2027	2.72%	6.71%	1.82%	8.17%	3.24%	10.90%
2028	2.51%	6.66%	1.85%	7.08%	3.42%	10.29%

Expected loss variation as of december [Table Text Block]
Variation in expected loss is determined both by re-staging (that is: in worse scenarios due to the recognition of lifetime credit losses for additional operations that are transferred to stage 2 from stage 1 where 12 months of losses are valued: or vice versa in improvement scenarios) as well as variations in the collective risk parameters (PD and LGD) of each financial instrument due to the changes defined in the macroeconomic forecasts of the scenario. The variation in the expected loss for the Group and the main portfolios and geographical areas is shown below:

Expected loss variation as of December 31, 2024

	BBVA Group				Spain			Mexico				Turkey
GDP	Total Portfolio	Retail	Companies	Debt securities	Total Portfolio	Companies	Retail	Total Portfolio	Companies	Retail	Total Portfolio	Companies	Retail
- 100 bps	153	135	17	1	28	8	20	74	2	72	32	5	27
+100 bps	(170)	(145)	(20)	(1)	(26)	(8)	(18)	(92)	(3)	(89)	(33)	(9)	(21)
Housing price
- 100 bps							28
+100 bps							(27)

Expected loss variation as of December 31, 2023

	BBVA Group				Spain			Mexico			Turkey
GDP	Total Portfolio	Retail	Companies	Debt securities	Total Portfolio	Companies	Retail	Total Portfolio	Companies	Retail	Total Portfolio	Companies	Retail
- 100 bps	222	188	28	2	61	14	47	94	2	92	22	9	11
+100 bps	(191)	(165)	(23)	(2)	(58)	(13)	(45)	(89)	(2)	(87)	(21)	(9)	(11)
Housing price
- 100 bps							32
+100 bps							(32)

Maximum credit risk exposure [Table Text Block]
BBVA Group’s credit risk exposure by headings in the consolidated balance sheets as of December 31, 2024, 2023 and 2022 is provided below. It does not consider the loss allowances and the availability of collateral or other credit enhancements to enable compliance with payment obligations. The details are broken down by category of financial instruments:

Maximum credit risk exposure (Millions of Euros)
	Notes	December 2024	Stage 1	Stage 2	Stage 3
Financial assets held for trading		72,945
Equity instruments	10	6,760
Debt securities	10	27,955
Loans and advances	10	38,230
Non-trading financial assets mandatorily at fair value through profit or loss		10,546
Equity instruments	11	9,782
Debt securities	11	407
Loans and advances	11	358
Financial assets designated at fair value through profit or loss	12	836
Derivatives (trading and hedging)		53,229
Financial assets at fair value through other comprehensive income		59,115
Equity instruments	13	1,451
Debt securities		57,639	55,315	2,309	16
Loans and advances to credit institutions	13	25	25	—	—
Financial assets at amortized cost		514,086	467,910	31,930	14,246
Debt securities		59,070	58,887	149	34
Loans and advances to central banks		8,261	8,261	—	—
Loans and advances to credit institutions		22,668	22,658	8	2
Loans and advances to customers		424,087	378,104	31,772	14,211
Total financial assets risk		710,757
Total loan commitments and financial guarantees		262,233	253,291	8,150	791
Loan commitments given	33	188,515	182,830	5,524	160
Financial guarantees given	33	22,503	21,513	798	192
Other commitments given	33	51,215	48,948	1,828	439
Total maximum credit exposure		972,990

Maximum credit risk exposure (Millions of Euros)
	Notes	December 2023	Stage 1	Stage 2	Stage 3
Financial assets held for trading		106,749
Equity instruments	10	4,589
Debt securities	10	28,569
Loans and advances	10	73,590
Non-trading financial assets mandatorily at fair value through profit or loss		8,737
Equity instruments	11	7,963
Debt securities	11	484
Loans and advances	11	290
Financial assets designated at fair value through profit or loss	12	955
Derivatives (trading and hedging)		48,747
Financial assets at fair value through other comprehensive income		62,289
Equity instruments	13	1,217
Debt securities		61,047	60,255	771	21
Loans and advances to credit institutions	13	26	26	—	—
Financial assets at amortized cost		463,130	410,590	38,061	14,478
Debt securities		49,544	49,403	108	32
Loans and advances to central banks		7,176	7,176	—	—
Loans and advances to credit institutions		17,498	17,478	18	2
Loans and advances to customers		388,912	336,533	37,935	14,444
Total financial assets risk		690,606
Total loan commitments and financial guarantees		214,283	204,842	8,411	1,030
Loan commitments given	33	152,868	147,376	5,326	165
Financial guarantees given	33	18,839	17,612	998	229
Other commitments given	33	42,577	39,854	2,087	636
Total maximum credit exposure		904,889

Maximum credit risk exposure (Millions of Euros)
	Notes	December 2022 ⁽¹⁾	Stage 1	Stage 2	Stage 3
Financial assets held for trading		70,763
Equity instruments	10	4,404
Debt securities	10	24,367
Loans and advances	10	41,993
Non-trading financial assets mandatorily at fair value through profit or loss		6,888
Equity instruments	11	6,511
Debt securities	11	129
Loans and advances	11	247
Financial assets designated at fair value through profit or loss	12	913
Derivatives (trading and hedging)		53,101
Financial assets at fair value through other comprehensive income		65,497
Equity instruments	13	1,198
Debt securities		64,273	63,425	822	26
Loans and advances to credit institutions	13	26	26	—	—
Financial assets at amortized cost		425,803	378,407	33,873	13,523
Debt securities		36,730	36,463	237	30
Loans and advances to central banks		4,420	4,420	—	—
Loans and advances to credit institutions		16,066	15,997	69	—
Loans and advances to customers		368,588	321,528	33,568	13,493
Total financial assets risk		622,965
Total loan commitments and financial guarantees		192,568	181,427	9,993	1,147
Loan commitments given	33	136,920	130,459	6,283	177
Financial guarantees given	33	16,511	15,214	1,015	281
Other commitments given	33	39,137	35,753	2,695	689
Total maximum credit exposure		815,533
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).

Maximum Credit Risk Exposure, accumulated allowances and carrying amount by geographical location [Table Text Block]
The breakdown by geographical area and stage of the maximum credit risk exposure, the accumulated allowances recorded and the carrying amount of the loans and advances to customers as of December 31, 2024, 2023 and 2022 is shown below:

December 2024 (Millions of Euros)
	Gross exposure				Accumulated allowances				Carrying amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Spain (1)	232,185	208,969	15,637	7,579	(4,684)	(543)	(631)	(3,510)	227,501	208,426	15,006	4,069
Mexico	91,717	83,053	6,147	2,517	(3,055)	(1,210)	(542)	(1,303)	88,662	81,843	5,605	1,214
Turkey (2)	50,083	42,708	5,534	1,841	(1,784)	(243)	(390)	(1,151)	48,299	42,465	5,144	690
South America (3)	48,897	42,204	4,431	2,262	(2,079)	(393)	(283)	(1,403)	46,818	41,811	4,148	860
Others	1,205	1,170	23	12	(9)	—	(1)	(7)	1,197	1,170	22	4
Total (4)	424,087	378,104	31,772	14,211	(11,611)	(2,389)	(1,847)	(7,374)	412,477	375,715	29,925	6,837
Of which: individual					(1,532)	(13)	(321)	(1,197)
Of which: collective					(10,079)	(2,376)	(1,526)	(6,177)
(1) Spain includes all countries where BBVA, S.A. operates.
(2) Turkey includes all countries in which Garanti BBVA operates.
(3) In South America, BBVA Group operates mainly in Argentina, Colombia, Peru and Uruguay.
(4) The amount of the accumulated allowances includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2024, the remaining balance was €107 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the relevant instruments or value corrections are made when the losses materialize.

December 2023 (Millions of Euros)
		Gross exposure				Accumulated allowances				Carrying amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Spain (1)	214,522	183,503	22,953	8,066	(4,593)	(503)	(714)	(3,375)	209,929	183,000	22,239	4,690
Mexico	91,086	81,619	6,995	2,472	(3,049)	(1,097)	(620)	(1,332)	88,037	80,522	6,375	1,140
Turkey (2)	39,058	34,105	3,234	1,719	(1,641)	(167)	(314)	(1,160)	37,416	33,938	2,920	559
South America (3)	43,151	36,237	4,738	2,176	(1,976)	(319)	(377)	(1,280)	41,175	35,918	4,362	896
Others	1,094	1,069	15	11	(10)	—	(1)	(8)	1,085	1,068	14	2
Total (4)	388,912	336,533	37,935	14,444	(11,269)	(2,087)	(2,026)	(7,156)	377,643	334,446	35,909	7,287
Of which: individual					(1,665)	(15)	(471)	(1,179)
Of which: collective					(9,604)	(2,072)	(1,555)	(5,977)
(1) Spain includes all countries where BBVA, S.A. operates.
(2) Turkey includes all countries in which Garanti BBVA operates.
(3) In South America, BBVA Group operates mainly in Argentina, Colombia, Peru and Uruguay.
(4) The amount of the accumulated allowances includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2023 the remaining balance was €142 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the relevant instruments or value corrections are made when the losses materialize.

December 2022 ⁽¹⁾ (Millions of Euros)
	Gross exposure				Accumulated allowances				Carrying amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Spain ⁽²⁾	214,066	186,977	19,621	7,468	(4,860)	(518)	(759)	(3,583)	209,206	186,459	18,862	3,885
Mexico	73,729	66,448	5,342	1,939	(2,496)	(955)	(475)	(1,066)	71,233	65,494	4,866	873
Turkey ⁽³⁾	39,547	32,755	4,436	2,356	(2,105)	(224)	(358)	(1,523)	37,443	32,531	4,078	833
South America ⁽⁴⁾	40,199	34,312	4,166	1,721	(1,768)	(318)	(345)	(1,105)	38,431	33,994	3,821	615
Others	1,047	1,035	3	9	(8)	—	—	(7)	1,039	1,035	3	2
Total ⁽⁵⁾	368,588	321,528	33,568	13,493	(11,237)	(2,014)	(1,938)	(7,284)	357,351	319,513	31,629	6,208
Of which: individual					(2,164)	(21)	(604)	(1,539)
Of which: collective					(9,073)	(1,994)	(1,334)	(5,745)
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
(2) Spain includes all countries where BBVA, S.A. operates.
(3) Turkey includes all countries in which Garanti BBVA operates.
(4) In South America, BBVA Group operates mainly in Argentina, Colombia, Peru and Uruguay.
(5) The amount of the accumulated allowances includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2022 the remaining balance was €190 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the operations or are applied to the value corrections when the losses materialize.

Maximum credit risk exposure, accumulated allowances and carrying amount by counterparty [Table Text Block]
The breakdown by counterparty of the maximum credit risk exposure, the accumulated allowances recorded, as well as the carrying amount by stages of loans and advances to customers as of December 31, 2024, 2023 and 2022 is shown below:

December 2024 (Millions of Euros)
	Gross exposure				Accumulated allowances				Net amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Public administrations	22,133	21,982	125	26	(23)	(8)	(7)	(8)	22,111	21,974	118	18
Other financial corporations	17,524	17,040	471	12	(26)	(13)	(5)	(9)	17,497	17,027	467	4
Non-financial corporations	197,521	179,727	12,780	5,014	(4,134)	(639)	(636)	(2,859)	193,386	179,087	12,143	2,156
Households	186,910	159,355	18,396	9,158	(7,427)	(1,729)	(1,199)	(4,499)	179,483	157,627	17,197	4,659
Loans and advances to customers	424,087	378,104	31,772	14,211	(11,611)	(2,389)	(1,847)	(7,374)	412,477	375,715	29,925	6,837

December 2023 (Millions of Euros)
	Gross exposure				Accumulated allowances				Net amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Public administrations	23,294	23,105	164	25	(29)	(9)	(12)	(7)	23,265	23,096	152	18
Other financial corporations	13,271	13,072	187	12	(20)	(9)	(4)	(7)	13,251	13,062	183	6
Non-financial corporations	175,337	154,519	15,299	5,520	(4,274)	(517)	(795)	(2,962)	171,063	154,002	14,503	2,558
Households	177,009	145,837	22,286	8,886	(6,946)	(1,552)	(1,214)	(4,180)	170,063	144,285	21,071	4,706
Loans and advances to customers	388,912	336,533	37,935	14,444	(11,269)	(2,087)	(2,026)	(7,156)	377,643	334,446	35,909	7,287

December 2022 ⁽¹⁾ (Millions of Euros)
	Gross exposure				Accumulated allowances				Net amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Public administrations	20,922	20,582	302	38	(30)	(8)	(11)	(11)	20,892	20,574	291	27
Other financial corporations	12,802	12,548	238	17	(37)	(15)	(12)	(10)	12,765	12,533	226	6
Non-financial corporations	170,929	149,501	15,087	6,340	(5,495)	(675)	(991)	(3,829)	165,433	148,826	14,096	2,511
Households	163,936	138,896	17,941	7,098	(5,675)	(1,316)	(925)	(3,434)	158,261	137,580	17,017	3,663
Loans and advances to customers	368,588	321,528	33,568	13,493	(11,237)	(2,014)	(1,938)	(7,284)	357,351	319,513	31,629	6,208
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).

Loans and advances breakdown by counterparty and product [Table Text Block]
The breakdown by type of counterparty and product, net of loss allowances, and the gross carrying amount by type of counterparty as of December 31, 2024, 2023 and 2022 is shown below:

December 2024 (Millions of Euros)
	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total	Gross carrying amount
On demand and short notice	—	8	—	59	3,140	2,099	5,307	5,521
Credit card debt	—	1	—	3	2,268	25,449	27,721	29,669
Commercial debtors		1,077	71	1,244	29,247	125	31,764	32,023
Finance leases	—	171	—	11	9,672	270	10,125	10,364
Reverse repurchase loans	—	219	9,157	44	—	—	9,420	9,422
Other term loans	7,803	20,519	7,529	11,771	148,167	151,313	347,102	356,002
Advances that are not loans	452	117	5,960	4,365	1,084	353	12,330	12,397
LOANS AND ADVANCES	8,255	22,111	22,719	17,497	193,579	179,610	443,769	455,399
By secured loans
Of which: mortgage loans collateralized by immovable property		245	—	680	29,307	97,627	127,860	130,633
Of which: other collateralized loans	—	6,059	9,628	530	10,996	2,648	29,861	30,129
By purpose of the loan
Of which: credit for consumption						67,446	67,446	72,447
Of which: lending for house purchase						98,570	98,570	100,218
By subordination
Of which: project finance loans					6,669		6,669	6,901

December 2023 (Millions of Euros)
	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total	Gross carrying amount
On demand and short notice	—	6	—	73	1,933	1,028	3,040	3,175
Credit card debt	—	1	—	2	1,927	20,959	22,890	24,454
Commercial debtors		960	76	586	23,462	88	25,171	25,346
Finance leases	—	225	—	12	8,940	285	9,463	9,714
Reverse repurchase loans	1,345	—	5,786	92	—	—	7,223	7,234
Other term loans	4,878	21,662	5,329	9,300	134,024	147,491	322,683	331,813
Advances that are not loans	927	412	6,312	3,186	956	324	12,116	12,164
LOANS AND ADVANCES	7,151	23,265	17,502	13,251	171,241	170,175	402,586	413,901
By secured loans
Of which: mortgage loans collateralized by immovable property		271	—	526	24,829	96,772	122,397	125,328
Of which: other collateralized loans	1,347	6,933	4,558	465	10,938	2,430	26,671	26,963
By purpose of the loan
Of which: credit for consumption						59,892	59,892	64,303
Of which: lending for house purchase						97,555	97,555	99,224
By subordination
Of which: project finance loans					7,181		7,181	7,743

December 2022 ⁽¹⁾ (Millions of Euros)
	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total	Gross carrying amount
On demand and short notice	—	6	—	352	2,810	933	4,101	4,266
Credit card debt	—	1	—	3	2,029	16,865	18,898	19,985
Commercial debtors		1,021	24	370	24,510	85	26,011	26,254
Finance leases	—	195	—	13	8,040	322	8,571	8,857
Reverse repurchase loans	302	—	5,251	102	—	—	5,655	5,674
Other term loans	3,802	19,438	4,009	7,995	126,949	139,925	302,118	311,553
Advances that are not loans	296	232	6,772	3,930	1,256	217	12,702	12,758
LOANS AND ADVANCES	4,401	20,892	16,057	12,765	165,593	158,348	378,056	389,347
By secured loans
Of which: mortgage loans collateralized by immovable property		297	—	337	23,970	95,056	119,659	122,719
Of which: other collateralized loans	498	5,382	5,073	548	6,635	2,209	20,345	20,675
By purpose of the loan
Of which: credit for consumption						51,344	51,344	54,718
Of which: lending for house purchase						95,249	95,249	96,716
By subordination
Of which: project finance loans					7,942		7,942	8,530
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).

Impaired loans and advances at amortized cost covered by collateral [Table Text Block]
The disclosure of impaired loans and advances at amortized cost covered by collateral (see Note 7.2.5), shown by type of collateral, as of December 31, 2024, 2023 and 2022, is the following:

Impaired loans and advances at amortized cost covered by collateral (Millions of Euros)
	Maximum exposure to credit risk	Of which secured by collateral
		Residential properties	Commercial properties	Cash	Others	Financial
December 2024	14,213	2,889	573	8	91	1,153
December 2023	14,446	3,167	771	5	91	1,226
December 2022	13,493	2,537	849	3	52	984

Guarantees Received [Table Text Block]
The value of guarantees received as of December 31, 2024, 2023 and 2022, is the following:

Guarantees received (Millions of Euros)
	2024	2023	2022
Value of collateral	144,844	136,141	125,963
Of which: guarantees normal risks under special monitoring	11,318	14,274	12,826
Of which: guarantees non-performing risks	3,562	4,035	3,440
Value of other guarantees	56,589	53,462	40,050
Of which: guarantees normal risks under special monitoring	4,273	4,864	4,963
Of which: guarantees non-performing risks	1,153	1,226	984
Total value of guarantees received	201,433	189,602	166,013

Probability of default of loans and advances to customers and contingent risk and commitments [Table Text Block]
The table below outlines the distribution of the gross carrying amount of loans and advances to customers, contingent risk and commitments, in percentage terms, of the BBVA Group, based on their probability of default within 12 months and internal rating     used in the calculation of the expected loss under IFRS 9, and their stages, as of December 31, 2024, 2023 and 2022:

Probability of default (basis points) and internal rating
		2024		2023		2022 ⁽¹⁾
		Subject to 12 month ECL (stage 1)	Subject to lifetime ECL (stage 2)	Subject to 12 month ECL (stage 1)	Subject to lifetime ECL (stage 2)	Subject to 12 month ECL (stage 1)	Subject to lifetime ECL (stage 2)
Internal rating	PDs	%	%	%	%	%	%
AAA	0 to 2	3.2	—	3.8	—	5.5	0.1
AA+ to AA-	2 to 5	9.0	—	10.7	0.2	19.4	0.3
A+ to A-	5 to 11	17.1	—	25.4	0.5	19.9	0.7
BBB+ to BBB-	11 to 39	29.7	0.6	21.7	1.3	18.7	0.8
BB+ to BB-	39 to 194	23.5	1.7	20.6	2.1	18.4	1.9
B+ to B-	194 to 1,061	10.2	1.6	8.7	2.2	9.0	2.5
CCC+ to CCC-	1,061 to 2,121	1.2	0.5	1.0	0.6	1.0	0.7
CC+ to C	> 2,121	0.7	0.9	0.5	0.8	0.5	0.8
	Total	94.5	5.5	92.4	7.6	92.3	7.7
(1) Data corresponding to the year 2022, does not include commitments nor contingent liabilities.

Impaired secured loans risks [Table Text Block]
The breakdown of loans and advances within financial assets at amortized cost by type of counterparty, including their respective gross carrying amount, impaired amount and accumulated impairment as of December 31, 2024, 2023 and 2022 is as follows:

December 2024 (Millions of Euros)
	Gross carrying amount	Impaired loans and advances	Accumulated impairment
Central banks	8,261	—	(6)
General governments	22,133	26	(23)
Credit institutions	22,668	2	(13)
Other financial corporations	17,524	12	(26)
Non-financial corporations	197,521	5,014	(4,134)
Households	186,910	9,158	(7,427)
LOANS AND ADVANCES	455,016	14,213	(11,630)

December 2023 (Millions of Euros)
	Gross carrying amount	Impaired loans and advances	Accumulated impairment
Central banks	7,176	—	(25)
General governments	23,294	25	(29)
Credit institutions	17,498	2	(21)
Other financial corporations	13,271	12	(20)
Non-financial corporations	175,337	5,520	(4,274)
Households	177,009	8,886	(6,946)
LOANS AND ADVANCES	413,585	14,446	(11,316)

December 2022 ⁽¹⁾ (Millions of Euros)
	Gross carrying amount	Impaired loans and advances	Accumulated impairment
Central banks	4,420	—	(19)
General governments	20,922	38	(30)
Credit institutions	16,066	—	(35)
Other financial corporations	12,802	17	(37)
Non-financial corporations	170,929	6,340	(5,495)
Households	163,936	7,098	(5,675)
LOANS AND ADVANCES	389,073	13,493	(11,291)
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).

Changes in impaired financial assets and guarantees given [Table Text Block]
The changes during the years 2024, 2023 and 2022 of impaired financial assets and guarantees given are as follows:

Changes in impaired financial assets and guarantees given (Millions of Euros)
	2024	2023	2022
Balance at the beginning	15,362	14,521	15,467
Additions	12,255	11,066	8,084
Decreases (1)	(7,346)	(5,795)	(5,742)
Net additions	4,909	5,272	2,342
Amounts written-off	(4,559)	(3,770)	(2,771)
Exchange differences and other	(820)	(660)	(517)
Balance at the end	14,891	15,362	14,521
(1) Reflects the total amount of impaired loans derecognized from the consolidated balance sheet throughout the period as a result of monetary recoveries as well as mortgage foreclosures and real estate assets received in lieu of payment.

Changes in impaired financial assets written off from the balance sheet [Table Text Block]
The changes during the years 2024, 2023 and 2022 in financial assets derecognized from the consolidated balance sheet as their recovery is considered unlikely ("write-offs"), is shown below:

Changes in impaired financial assets written-off from the balance sheet (Millions of Euros)
	Notes	2024	2023	2022
Balance at the beginning		24,787	22,595	21,990
Companies held for sale		—	—	—
Increase		3,547	3,841	2,871
Decrease:		(2,801)	(2,035)	(2,431)
Re-financing or restructuring		(1)	(1)	(2)
Cash recovery	47	(403)	(369)	(390)
Foreclosed assets		(1)	(3)	(25)
Sales (1)		(1,719)	(1,201)	(1,498)
Debt forgiveness		(669)	(410)	(368)
Time-barred debt and other causes		(8)	(51)	(147)
Net exchange differences		(189)	385	165
Balance at the end		25,343	24,787	22,595
(1) Includes principal and interest.

Changes in gross accounting balances of loans and advances at amortized cost [Table Text Block]
Movements, measured over a 12-month period, in gross accounting balances and accumulated loss allowances during 2024, 2023 and 2022 are recorded on the consolidated balance sheet as of December 31, 2024, 2023 and 2022 in order to cover the estimated impairment or reversal of impairment on loans and advances at amortized cost:

Changes in gross carrying amount of loans and advances at amortized cost. Year 2024 (Millions of Euros)
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning	361,186	37,953	14,446	413,585
Transfers of financial assets:	(4,032)	1,625	2,407	—
from stage 1 to stage 2	(11,840)	11,840	—	—
from stage 2 to stage 1	9,830	(9,830)	—	—
to stage 3	(3,260)	(1,949)	5,208	—
from stage 3	1,238	1,564	(2,801)	—
Net annual origination of financial assets	64,222	(6,378)	1,108	58,952
Becoming write-offs	(333)	(112)	(3,149)	(3,594)
Foreign exchange	(13,508)	(1,137)	(557)	(15,203)
Modifications that do not result in derecognition	29	78	36	144
Other	1,460	(250)	(78)	1,131
Balance at the end	409,023	31,780	14,213	455,016

Changes in gross carrying amount of loans and advances at amortized cost. Year 2023 (Millions of Euros)
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning	341,944	33,636	13,493	389,073
Transfers of financial assets:	(11,647)	10,463	1,184	—
from stage 1 to stage 2	(18,172)	18,172	—	—
from stage 2 to stage 1	7,639	(7,639)	—	—
to stage 3	(3,203)	(2,297)	5,500	—
from stage 3	2,089	2,226	(4,316)	—
Net annual origination of financial assets	34,334	(5,233)	2,663	31,764
Becoming write-offs	(186)	(76)	(2,889)	(3,150)
Foreign exchange	(2,833)	(635)	(369)	(3,838)
Modifications that do not result in derecognition	(60)	(16)	476	401
Other	(365)	(187)	(112)	(665)
Balance at the end	361,186	37,953	14,446	413,585

Changes in gross carrying amount of loans and advances at amortized cost. Year 2022 (Millions of Euros)
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning	300,167	34,213	14,657	349,037
Transfers of financial assets:	(5,041)	3,914	1,128	—
from stage 1 to stage 2	(12,726)	12,726	—	—
from stage 2 to stage 1	8,537	(8,537)	—	—
to stage 3	(1,941)	(1,831)	3,773	—
from stage 3	1,089	1,556	(2,645)	—
Net annual origination of financial assets	44,465	(4,201)	258	40,522
Becoming write-offs	(63)	(35)	(2,432)	(2,530)
Methodological changes and adoption of new standards ⁽¹⁾	(672)	—	—	(672)
Foreign exchange	2,447	18	(461)	2,004
Modifications that do not result in derecognition	(2)	29	113	140
Other	643	(301)	231	573
Balance at the end	341,944	33,636	13,493	389,073
(1) The entire impact corresponds to the application of IFRS 17 (See Note 1.3).

Changes in allowances of loans and advances at amortized cost [Table Text Block]

Changes in allowances of loans and advances at amortized cost. Year 2024 (Millions of Euros)
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning	(2,131)	(2,026)	(7,158)	(11,316)
Transfers of financial assets:	105	(370)	(2,766)	(3,031)
from stage 1 to stage 2	103	(697)	—	(594)
from stage 2 to stage 1	(53)	327	—	275
to stage 3	93	146	(3,498)	(3,259)
from stage 3	(38)	(146)	732	548
Net annual origination of allowances	(1,059)	10	(1,125)	(2,174)
Becoming write-offs	321	107	2,909	3,337
Foreign exchange	325	213	1,075	1,613
Modifications that do not result in derecognition	3	35	(342)	(304)
Other	30	183	33	246
Balance at the end	(2,406)	(1,848)	(7,375)	(11,630)

Changes in allowances of loans and advances at amortized cost. Year 2023 (Millions of Euros)
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning	(2,065)	(1,942)	(7,284)	(11,291)
Transfers of financial assets:	73	(336)	(2,527)	(2,790)
from stage 1 to stage 2	118	(681)	—	(563)
from stage 2 to stage 1	(113)	323	—	210
to stage 3	81	120	(2,935)	(2,734)
from stage 3	(13)	(97)	408	297
Net annual origination of allowances	(466)	(148)	(232)	(846)
Becoming write-offs	147	71	2,853	3,071
Foreign exchange	(52)	44	169	160
Modifications that do not result in derecognition	3	49	(304)	(252)
Other	229	235	167	631
Balance at the end	(2,131)	(2,026)	(7,158)	(11,316)

Changes in allowances of loans and advances at amortized cost. Year 2022 (Millions of Euros)
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning	(1,990)	(2,091)	(7,061)	(11,142)
Transfers of financial assets:	63	33	(1,570)	(1,473)
from stage 1 to stage 2	110	(397)	—	(287)
from stage 2 to stage 1	(91)	374	—	283
to stage 3	51	204	(1,917)	(1,662)
from stage 3	(7)	(148)	347	193
Net annual origination of allowances	(406)	(273)	(663)	(1,342)
Becoming write-offs	186	30	1,890	2,106
Foreign exchange	(87)	248	—	161
Modifications that do not result in derecognition	—	48	(160)	(112)
Other	168	64	279	511
Balance at the end	(2,065)	(1,942)	(7,284)	(11,291)

Sensitivity to interest rate and credit spread analysis [Table Text Block]
The table below shows the profile of average structural interest rate risk and credit spread risk of the fixed income portfolio in the banking book classified as Held to Collect & Sale (HTC&S) in terms of sensitivities of the main currencies for the BBVA Group in 2024:

Sensitivity to interest-rate and credit spread analysis. Year 2024
	Interest rate risk				Credit spread
	Impact on net interest income (1)		Impact on economic value ⁽²⁾		Impact on economic value ⁽²⁾
	100 basis point increase	100 basis point decrease	100 basis point increase	100 basis point decrease	100 basis point increase
Euro	[0.5% , 1.5%]	[-1.5% , -0.5%]	[-2.5% , -1.5%]	[0.5% , 1.5%]	[-1.5% , -0.5%]
Mexican peso	[0.5% , 1.5%]	[-1.5% , -0.5%]	[-1.5% , -0.5%]	[0.5% , 1.5%]	[-0.5% , 0.5%]
U.S. dollar	[0.5% , 1.5%]	[-1.5% , -0.5%]	[0.5% , 1.5%]	[-1.5% , -0.5%]	[-0.5% , 0.5%]
Turkish lira	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]
Other	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]
BBVA Group	[1.5% , 2.5%]	[-3.5% , -2.5%]	[-3.5% , -2.5%]	[2.5% , 3.5%]	[-1.5% , -0.5%]
(1) Percentage of "12 months" net interest income for the BBVA Group.
(2) Percentage of CET1 (Fully Loaded) for BBVA Group.

Sensitivity to interest-rate and credit spread analysis. Year 2023
	Interest rate risk				Credit spread
	Impact on net interest income ⁽¹⁾		Impact on economic value ⁽²⁾		Impact on economic value ⁽²⁾
	100 basis point increase	100 basis point decrease	100 basis point increase	100 basis point decrease	100 basis point increase
Euro	[0.5% , 1.5%]	[-1.5% , -0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-1.5% , -0.5%]
Mexican peso	[0.5% , 1.5%]	[-1.5% , -0.5%]	[-1.5% , -0.5%]	[0.5% , 1.5%]	[-0.5% , 0.5%]
U.S. dollar	[0.5% , 1.5%]	[-1.5% , -0.5%]	[0.5% , 1.5%]	[-1.5% , -0.5%]	[-0.5% , 0.5%]
Turkish lira	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]
Other	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]
BBVA Group	[1.5% , 3.5%]	[-3.5% , -1.5%]	[-1.5% , -0.5%]	[0.5% , 1.5%]	[-1.5% , -0.5%]
(1) Percentage of "12 months" net interest income for the BBVA Group.
(2) Percentage of CET1 (Fully Loaded) for BBVA Group.

Sensitivity to one percent of the average rate in the main currencies [Table Text Block]
For the years 2024, 2023 and 2022, the estimated sensitivities (in absolute terms) of the result attributable to the parent company are shown below, taking into account the coverage, against depreciations and appreciations of 1% of the average rate in the main currencies. To the extent that hedging positions are periodically modulated, the sensitivity estimate attempts to reflect an average (or effective) sensitivity in the year:

Sensitivity to 1% change (Millions of Euros)
Currency	2024	2023	2022
Mexican peso	27.8	25.8	19.1
Turkish lira	3.3	4.4	3.5
Peruvian sol	1.4	0.9	0.7
Chilean peso	0.2	0.2	0.4
Colombian peso	0.4	1.0	0.9
Argentine peso	1.8	1.3	1.9

VaR by Risk factor [Table Text Block]
As of December 31, 2024, 2023 and 2022 the VaR was €34 million, €36 million and €29 million, respectively, with the following breakdown:

VaR by Risk Factor (Millions of Euros) ⁽¹⁾
	Interest/Spread risk	Currency risk	Stock-market risk	Vega/Correlation risk	Diversification effect ⁽²⁾	Total
2024
VaR average in the year	41	7	2	6	(20)	37
VaR max in the year	55	10	2	7	(23)	50
VaR min in the year	33	7	2	6	(19)	28
End of period VaR	37	5	2	4	(14)	34
2023
VaR average in the year	36	8	2	7	(22)	31
VaR max in the year	43	6	17	8	(33)	42
VaR min in the year	23	9	—	9	(23)	19
End of period VaR	41	6	4	8	(23)	36
2022
VaR average in the year	33	8	3	7	(23)	27
VaR max in the year	35	12	2	11	(24)	36
VaR min in the year	25	10	2	11	(28)	19
End of period VaR	32	13	7	5	(28)	29
(1) The maximum and minimum VaR figures show the VaR figures for the day on which said maximum and minimum VaRs occurred in the relevant year, by type of risk.
(2) The diversification effect is the difference between the sum of the average individual risk factors and the total VaR figure that includes the implied correlation between all the variables and scenarios used in the measurement.

Impact of the stress test [Table Text Block]
The impact of the stress test under multivariable simulation of the risk factors of the portfolio based on the expected shortfall (expected shortfall calculated at a 97.5% confidence level, 20 days) as of December 31, 2024 is as follows:

Impact of the stress test (Millions of Euros)
0	Europe	Mexico	Peru	Venezuela	Argentina	Colombia	Turkey
Expected shortfall	(132)	(66)	(25)	—	(29)	(3)	(10)

Effect offsetting for derivatives and securities operation [Table Text Block]
A summary of the effect of offsetting (via netting and collateral) for derivatives and securities operations is presented below as of December 31, 2024, 2023 and 2022:

Effect of offsetting for derivatives and securities operation (Millions of Euros)
					Gross amounts not offset in the consolidated balance sheets
	Notes	Gross amounts recognized (A)	Gross amounts offset in the consolidated balance sheets (B)	Net amount presented in the consolidated balance sheets (C=A-B)	Financial instruments	Cash collateral received/ pledged	Net amount ⁽¹⁾
December 2024
Trading and hedging derivatives	10 / 15	45,523	8,362	37,161	27,446	9,566	148
Reverse repurchase, securities borrowing and similar agreements		65,401	19,397	46,005	45,959	—	46
Total assets		110,924	27,759	83,165	73,405	9,566	194
Trading and hedging derivatives	10 / 15	43,924	8,362	35,562	27,446	7,658	458
Repurchase, securities lending and similar agreements		87,893	19,397	68,497	68,497	—	—
Total liabilities		131,818	27,759	104,059	95,943	7,658	458
December 2023
Trading and hedging derivatives	10 / 15	44,641	8,866	35,775	25,171	9,532	1,072
Reverse repurchase, securities borrowing and similar agreements		80,227	—	80,227	79,980	—	248
Total assets		124,869	8,866	116,003	105,151	9,532	1,320
Trading and hedging derivatives	10 / 15	44,536	8,866	35,670	27,354	7,013	1,303
Repurchase, securities lending and similar agreements		104,920	—	104,920	104,920	—	—
Total liabilities		149,456	8,866	140,590	132,274	7,013	1,303
December 2022
Trading and hedging derivatives	10 / 15	52,354	10,554	41,800	31,019	9,824	957
Reverse repurchase, securities borrowing and similar agreements		47,111	—	47,111	47,069	—	41
Total assets		99,465	10,554	88,911	78,088	9,824	998
Trading and hedging derivatives	10 / 15	51,767	10,554	41,213	31,028	8,990	1,195
Repurchase, securities lending and similar agreements		54,382	—	54,382	52,701	586	1,095
Total liabilities		106,149	10,554	95,594	83,729	9,576	2,290
(1) It corresponds to the aggregation of the net amounts presented in the balance sheet, less the gross amount which is not offset in the balance sheet, corresponding to each Group entity that records a deficit in this regard.

LtSCD by LMU [Table Text Block]
The performance of the indicators show that the funding structure remained steady during 2024, 2023 and 2022, in the sense that all LMU held self-funding levels with stable customer resources above the requirements.

LtSCD by LMU
	2024	2023	2022
Group (average)	102%	99%	96%
BBVA, S.A.	101%	100%	98%
BBVA Mexico	115%	102%	98%
Garanti BBVA	90%	78%	83%
Other LMU	99%	104%	96%

LCR main LMU [Table Text Block]

LCR main LMU
	2024	2023	2022
Group	134%	149%	159%
BBVA, S.A.	156%	178%	186%
BBVA Mexico	146%	192%	199%
Garanti BBVA	141%	212%	185%

Liquidity available by instrument [Table Text Block]
The table below shows the liquidity available by instrument as of December 31, 2024, 2023 and 2022 for the most significant entities based on prudential supervisor’s information (Commission Implementing Regulations (EU) 2021/451 of December 17, 2020):

Liquidity available by instrument (Millions of Euros)
	BBVA, S.A.			BBVA Mexico			Garanti BBVA			Other
	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022
Cash and withdrawable central bank reserves	16,004	43,931	48,271	12,001	9,712	12,865	10,344	9,899	6,731	8,101	5,921	5,265
Level 1 tradable assets	50,199	31,606	33,081	8,783	20,345	13,974	6,402	6,117	9,165	8,749	8,429	7,836
Level 2A tradable assets	194	919	3,450	327	246	47	—	—	—	—	—	—
Level 2B tradable assets	3,762	2,916	3,471	159	132	35	—	—	—	31	—	1
Other tradable assets	46,537	44,324	22,708	598	469	467	816	398	285	926	753	1,035
Non tradable assets eligible for central banks	11	—	—	—	—	—	—	—	—	—	—	—
Cumulated counterbalancing capacity	116,706	123,696	110,981	21,869	30,903	27,388	17,562	16,414	16,181	17,806	15,102	14,136

NSFR main LMU [Table Text Block]
The NSFR of BBVA Group and its main LMU as of December 31, 2024, 2023 and 2022, was the following:

NSFR main LMU
	2024	2023	2022
Group	127%	131%	135%
BBVA, S.A.	119%	120%	125%
BBVA Mexico	131%	140%	143%
Garanti BBVA	149%	178%	166%

Residual maturities by contractual periods [Table Text Block]
Below is a matrix of residual maturities by contractual periods based on supervisory prudential reporting as of December 31, 2024, 2023 and 2022:

December 2024. Contractual maturities (Millions of Euros)
	Demand	Up to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 3 years	3 to 5 years	Over 5 years	Total
ASSETS
Cash, cash balances at central banks and other demand deposits	11,125	38,087	—	—	—	—	—	—	—	—	49,212
Deposits in credit entities	—	5,246	541	1,165	647	918	861	351	33	41	9,805
Deposits in other financial institutions	—	2,677	1,642	970	929	1,130	1,577	1,526	1,369	681	12,502
Reverse repo, securities borrowing and margin lending	—	34,310	10,594	5,025	1,911	3,138	5,782	3,675	3,008	122	67,565
Loans and advances	—	34,605	38,547	29,770	16,928	19,715	44,537	34,618	51,469	105,649	375,837
Securities' portfolio settlement	—	2,861	2,741	6,084	2,531	5,922	20,625	20,053	21,972	44,850	127,640

December 2024. Contractual maturities (Millions of Euros)
	Demand	Up to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 3 years	3 to 5 years	Over 5 years	Total
LIABILITIES
Wholesale funding	—	2,484	4,816	5,536	3,347	3,685	8,517	11,386	7,530	28,306	75,608
Deposits from financial institutions	2,600	6,070	476	644	130	732	558	242	570	743	12,765
Deposits from other financial institutions and international agencies	6,950	9,247	2,466	1,584	922	503	1,256	477	433	742	24,581
Customer deposits	318,252	50,789	23,758	11,580	3,888	4,329	2,055	569	834	787	416,841
Security pledge funding	—	74,614	14,093	5,452	2,355	4,157	2,223	366	1,454	445	105,159
Derivatives, net	—	(388)	(73)	(142)	70	142	549	(122)	5	(87)	(46)

December 2023. Contractual maturities (Millions of Euros)
	Demand	Up to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 3 years	3 to 5 years	Over 5 years	Total
ASSETS
Cash, cash balances at central banks and other demand deposits	10,353	61,678	—	—	—	—	—	—	—	—	72,031
Deposits in credit entities	—	4,676	393	543	594	602	602	136	24	102	7,672
Deposits in other financial institutions	—	1,288	1,261	1,049	385	649	2,019	965	974	1,291	9,882
Reverse repo, securities borrowing and margin lending	—	42,407	21,683	6,890	3,398	2,596	3,319	3,817	2,133	139	86,382
Loans and advances	—	28,644	30,850	28,239	16,434	19,029	41,267	32,769	45,116	104,086	346,433
Securities' portfolio settlement	—	2,167	6,011	2,633	2,578	11,950	15,266	14,016	29,245	34,558	118,424

December 2023. Contractual maturities (Millions of Euros)
	Demand	Up to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 3 years	3 to 5 years	Over 5 years	Total
LIABILITIES
Wholesale funding	—	1,187	3,889	8,518	4,935	4,225	10,296	7,990	11,175	22,424	74,639
Deposits from financial institutions	2,092	3,669	1,076	715	119	605	795	46	198	695	10,011
Deposits from other financial institutions and international agencies	8,507	5,526	2,806	1,036	834	841	1,033	618	695	638	22,535
Customer deposits	304,096	44,745	16,225	11,855	3,905	5,500	1,753	1,029	758	1,092	390,959
Security pledge funding	—	86,908	30,028	6,107	2,274	1,821	2,630	1,111	2,060	677	133,615
Derivatives, net	—	(21)	(30)	6	(62)	(267)	69	45	(135)	(2,616)	(3,009)

December 2022. Contractual maturities (Millions of Euros)
	Demand	Up to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 3 years	3 to 5 years	Over 5 years	Total
ASSETS
Cash, cash balances at central banks and other demand deposits	9,227	66,497	—	—	—	—	—	—	—	—	75,724
Deposits in credit entities	—	3,870	319	433	434	468	242	183	6	83	6,040
Deposits in other financial institutions	3	2,199	1,012	746	516	344	971	816	551	830	7,988
Reverse repo, securities borrowing and margin lending	—	31,049	5,743	3,368	1,432	1,127	4,582	1,354	2,400	289	51,343
Loans and advances	99	24,622	32,009	25,622	14,827	16,766	41,049	32,510	43,828	96,201	327,534
Securities' portfolio settlement	1	4,031	4,107	8,200	4,305	4,746	18,417	8,744	23,307	31,480	107,338

December 2022. Contractual maturities (Millions of Euros)
	Demand	Up to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 3 years	3 to 5 years	Over 5 years	Total
LIABILITIES
Wholesale funding	—	1,841	4,434	1,050	3,148	2,017	6,318	9,423	13,282	18,145	59,658
Deposits from financial institutions	2,176	7,885	628	806	56	694	648	211	396	399	13,899
Deposits from other financial institutions and international agencies	7,392	5,760	1,465	464	379	758	700	293	594	727	18,532
Customer deposits	302,667	38,951	18,542	6,776	2,575	2,870	1,476	1,276	798	273	376,203
Security pledge funding	—	51,638	14,543	17,736	866	1,503	8,136	1,524	3,493	575	100,013
Derivatives, net	—	(253)	24	(1,010)	(23)	175	40	(153)	(466)	(3,717)	(5,383)

Wholesale financing transactions carried out by group entities [Table Text Block]

Issuer	Type of issue	Date of issue	Nominal (millions)	Currency	Coupon	Early redemption	Maturity date
BBVA, S.A.	Senior preferred	Jan-24	1,250	EUR	3.875%	—	Jan-34
	Tier 2	Feb-24	1,250	EUR	4.875%	Nov-30 to Feb-31	Feb-36
	Senior preferred	Mar-24	1,000	USD	5.381%	—	Mar-29
	Senior non-preferred	Mar-24	1,000	USD	6.033%	Mar-34	Mar-35
	Senior preferred (green bond)	Mar-24	1,000	EUR	3.500%	—	Mar-31
	Senior preferred	Jun-24	1,000	EUR	3 month Euribor rate + 45 basis points	—	Jun-27
	Senior preferred	Jun-24	750	EUR	3.625%	—	Jun-30
	AT1 (CoCo)	Jun-24	750	EUR	6.875%	Dec-30 to Jun-31	Perpetual
	Tier 2	Aug-24	1,000	EUR	4.375%	May-31 to Aug-31	Aug-36

Encumbered and unencumbered asstes [Table Text Block]
As of December 31, 2024, 2023 and 2022, the encumbered (those provided as collateral for certain liabilities) and unencumbered assets are broken down as follows:

Encumbered and unencumbered assets (Millions of Euros)
	Encumbered assets						Unencumbered assets
	Book value			Fair value			Book value			Fair value
	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022
Assets	68,268	78,586	92,916				704,134	696,972	619,177
Equity instruments	834	592	819	834	592	819	17,159	13,176	11,293	17,159	13,176	11,293
Debt securities	43,404	51,458	33,533	45,639	50,818	32,291	102,333	88,976	92,665	102,333	88,976	92,665
Loans and advances and other assets	24,030	26,535	58,563				584,641	594,821	515,218

Collateral pledges received [Table Text Block]
As of December 31, 2024, 2023 and 2022, collateral pledges received mainly due to repurchase agreements and securities lending, and those which could be committed in order to obtain funding are provided below:

Collateral received (Millions of Euros)
	Fair value of encumbered collateral received or own debt securities issued			Fair value of collateral received or own debt securities issued available for encumbrance			Fair value of collateral received or own debt securities issued not available for encumbrance
	2024	2023	2022	2024	2023	2022	2024	2023	2022
Collateral received	40,877	73,836	40,701	14,917	14,825	9,415	1,151	996	1,279
Equity instruments	215	1,019	323	162	51	759	—	—	—
Debt securities	40,663	72,817	40,378	14,754	14,774	8,656	1,151	996	1,279
Loans and advances and other assets	—	—	—	—	—	—	—	—	—
Own debt securities issued other than own covered bonds or ABSs	—	—	—	66	74	92	—	—	—

Sources of encumbrance [Table Text Block]
As of December 31, 2024, 2023 and 2022, financial liabilities issued related to encumbered assets in financial transactions as well as their book value were as follows:

Sources of encumbrance (Millions of Euros)
	Matching liabilities, contingent liabilities or securities lent			Assets, collateral received and own debt securities issued other than covered bonds and ABSs encumbered
	2024	2023	2022	2024	2023	2022
Book value of financial liabilities	109,833	151,766	122,400	107,067	149,853	128,628
Derivatives	17,047	15,895	15,950	14,698	13,756	16,699
Deposits	84,604	126,777	95,728	81,938	126,543	99,077
Outstanding subordinated debt	8,182	9,094	10,722	10,431	9,554	12,852
Other sources	1,141	1,066	731	2,079	2,568	4,989